Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 7, 2012
Registrant Name	dei_EntityRegistrantName	SUNAMERICA EQUITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000799084
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 7, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 7, 2012
Prospectus Date	rr_ProspectusDate	Jan 27, 2012

International Equity (Prospectus Summary): | International Equity
SunAmerica International Equity Fund (the “Fund”)

SunAmerica Equity Funds (the “Trust”)

SunAmerica International Equity Fund (the “Fund”)

Supplement dated March 7, 2012 to the Prospectus

dated January 27, 2012

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

On March 7, 2012, the Board of Trustees of the Trust (the “Board”) approved a change in the SunAmerica International Equity Fund’s name to the “SunAmerica International Dividend Strategy Fund,” along with certain changes to the Fund’s investment goal, principal investment strategy and principal investment techniques. The Fund intends to file an amendment to its registration statement with the Securities and Exchange Commission (“SEC”) reflecting the changes to the Fund’s investment goal, strategies and techniques, and corresponding changes to the Fund’s risks. This filing will be subject to review by the SEC and is expected to become effective 60 days after filing (the “Effective Date”). It is currently expected that these changes will become effective on or about June 15, 2012.

In particular, as of the Effective Date, the Fund will no longer pursue an investment goal of capital appreciation but rather will pursue an investment goal of total return, which includes both capital appreciation and current income. In addition, the principal investment strategies of the Fund will be value and international investing. The value oriented philosophy to which the Fund will partly subscribe involves investing in securities believed to be undervalued in the market. The strategy of international investing that the Fund will pursue involves investing primarily in non-U.S. issuers located in a number of different countries other than the United States. Moreover, the Fund will employ a “buy and hold” strategy with approximately 100 high dividend yielding equity securities selected annually from the Morgan Stanley Capital International All Country World ex-U.S. Index, and the Fund will be required to invest at least 80% of its net assets, plus any borrowings for investment purposes, in dividend yielding equity securities.

SunAmerica Asset Management Corp., the Fund’s investment adviser, is anticipated to assume day-to-day portfolio management responsibility for the Fund, replacing the Fund’s current subadviser, PineBridge Investments LLC, as of the Effective Date.

Once the changes to the Fund’s name and investment policies become effective, an updated prospectus reflecting these changes will be mailed to shareholders of the Fund. The updated prospectus will include additional information about the changes to the Fund’s investment goal, strategies, techniques and risks. Please read the prospectus carefully.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
International Equity (Prospectus Summary): | International Equity
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SunAmerica International Equity Fund (the “Fund”)
Supplement Text	ck0000799084_SupplementTextBlock

SunAmerica Equity Funds (the “Trust”)

SunAmerica International Equity Fund (the “Fund”)

Supplement dated March 7, 2012 to the Prospectus

dated January 27, 2012

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

On March 7, 2012, the Board of Trustees of the Trust (the “Board”) approved a change in the SunAmerica International Equity Fund’s name to the “SunAmerica International Dividend Strategy Fund,” along with certain changes to the Fund’s investment goal, principal investment strategy and principal investment techniques. The Fund intends to file an amendment to its registration statement with the Securities and Exchange Commission (“SEC”) reflecting the changes to the Fund’s investment goal, strategies and techniques, and corresponding changes to the Fund’s risks. This filing will be subject to review by the SEC and is expected to become effective 60 days after filing (the “Effective Date”). It is currently expected that these changes will become effective on or about June 15, 2012.

In particular, as of the Effective Date, the Fund will no longer pursue an investment goal of capital appreciation but rather will pursue an investment goal of total return, which includes both capital appreciation and current income. In addition, the principal investment strategies of the Fund will be value and international investing. The value oriented philosophy to which the Fund will partly subscribe involves investing in securities believed to be undervalued in the market. The strategy of international investing that the Fund will pursue involves investing primarily in non-U.S. issuers located in a number of different countries other than the United States. Moreover, the Fund will employ a “buy and hold” strategy with approximately 100 high dividend yielding equity securities selected annually from the Morgan Stanley Capital International All Country World ex-U.S. Index, and the Fund will be required to invest at least 80% of its net assets, plus any borrowings for investment purposes, in dividend yielding equity securities.

SunAmerica Asset Management Corp., the Fund’s investment adviser, is anticipated to assume day-to-day portfolio management responsibility for the Fund, replacing the Fund’s current subadviser, PineBridge Investments LLC, as of the Effective Date.

Once the changes to the Fund’s name and investment policies become effective, an updated prospectus reflecting these changes will be mailed to shareholders of the Fund. The updated prospectus will include additional information about the changes to the Fund’s investment goal, strategies, techniques and risks. Please read the prospectus carefully.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

International Equity | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIEAX
International Equity | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSIBX
International Equity | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIETX
International Equity | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAOIX